Financial Risk Factors - Market Risk (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 827	€ 952
Cash Flow Risk | Interest Rate Risk
FINANCIAL RISK FACTORS
Investing activities	3,800	3,308
Financing activities	1,815	2,313
Fair Value Risk | Interest Rate Risk
FINANCIAL RISK FACTORS
Investing activities	985	1,364
Financing activities	€ 4,486	€ 5,567